T. ROWE PRICE Dividend Growth Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.9%
COMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 0.2%
AT&T  1,522,387 46,083
46,083
Entertainment 1.3%
Walt Disney (1) 1,328,446 245,125
245,125
Media 1.7%
Comcast, Class A  5,807,408 314,239
314,239
Total Communication Services 605,447
CONSUMER DISCRETIONARY 8.3%
Hotels, Restaurants & Leisure 3.4%
Hilton Worldwide Holdings (1) 1,225,848 148,230
Las Vegas Sands  1,476,600 89,718
Marriott International, Class A (1) 671,639 99,476
McDonald's  834,988 187,154
Yum! Brands  990,326 107,134
631,712
Multiline Retail 1.3%
Dollar General  1,202,260 243,602
243,602
Specialty Retail 3.1%
Home Depot  785,688 239,831
Ross Stores  2,059,430 246,946
Tractor Supply  487,736 86,369
573,146
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B  707,598 94,033
94,033
Total Consumer Discretionary 1,542,493
CONSUMER STAPLES 6.6%
Beverages 2.8%
Coca-Cola  4,033,596 212,611
Diageo (GBP)  1,508,919 61,989
PepsiCo  1,778,228 251,530
526,130

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
Food & Staples Retailing 0.6%
Costco Wholesale  302,644 106,676
106,676
Food Products 2.2%
McCormick  691,984 61,697
Mondelez International, Class A  4,234,071 247,820
Nestle (CHF)  889,871 99,200
408,717
Household Products 0.3%
Colgate-Palmolive  819,867 64,630
64,630
Tobacco 0.7%
Philip Morris International  1,490,487 132,266
132,266
Total Consumer Staples 1,238,419
ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
EOG Resources  1,641,206 119,037
TOTAL (EUR)  2,377,451 110,836
Total Energy 229,873
FINANCIALS 13.8%
Banks 4.9%
Bank of America  3,614,500 139,845
JPMorgan Chase  2,804,192 426,882
PNC Financial Services Group  652,300 114,420
Wells Fargo  5,913,414 231,037
912,184
Capital Markets 3.8%
Charles Schwab  3,495,542 227,839
CME Group  497,478 101,600
Morgan Stanley  3,294,812 255,875
S&P Global  358,132 126,374
711,688
Consumer Finance 0.4%
American Express  583,682 82,556
82,556
Insurance 4.7%
Aon, Class A  736,428 169,460
Chubb  1,574,190 248,675

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
Marsh & McLennan  2,327,406 283,478
Progressive  790,464 75,576
Willis Towers Watson  478,554 109,531
886,720
Total Financials 2,593,148
HEALTH CARE 16.0%
Biotechnology 1.4%
AbbVie  2,381,700 257,748
257,748
Health Care Equipment & Supplies 5.4%
Becton Dickinson & Company  783,596 190,531
Danaher  1,882,046 423,611
Medtronic  1,479,020 174,717
Stryker  922,986 224,821
1,013,680
Health Care Providers & Services 3.0%
Cigna  629,084 152,075
UnitedHealth Group  1,076,334 400,471
552,546
Life Sciences Tools & Services 2.7%
Agilent Technologies  1,578,840 200,733
Thermo Fisher Scientific  646,520 295,059
495,792
Pharmaceuticals 3.5%
AstraZeneca, ADR (2) 1,832,900 91,132
Eli Lilly  807,500 150,857
Johnson & Johnson  1,263,446 207,647
Zoetis  1,251,998 197,165
646,801
Total Health Care 2,966,567
INDUSTRIALS & BUSINESS SERVICES 13.3%
Aerospace & Defense 1.0%
Howmet Aerospace (1) 1,768,579 56,824
Northrop Grumman  405,394 131,202
188,026
Air Freight & Logistics 1.0%
United Parcel Service, Class B  1,133,220 192,636
192,636

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
Commercial Services & Supplies 1.4%
Cintas  161,842 55,238
Waste Connections  1,920,721 207,400
262,638
Electrical Equipment 0.3%
Rockwell Automation  219,000 58,131
58,131
Industrial Conglomerates 4.3%
General Electric  20,916,764 274,637
Honeywell International  1,263,288 274,222
Roper Technologies  637,744 257,228
806,087
Machinery 2.7%
Caterpillar  231,200 53,608
Cummins  313,800 81,309
Deere  227,900 85,267
Fortive 1,321,068 93,320
Illinois Tool Works  534,720 118,451
PACCAR  676,758 62,884
494,839
Professional Services 0.7%
Equifax  690,510 125,072
125,072
Road & Rail 1.9%
JB Hunt Transport Services  785,602 132,036
Union Pacific  1,006,419 221,825
353,861
Total Industrials & Business Services 2,481,290
INFORMATION TECHNOLOGY 21.4%
Electronic Equipment, Instruments & Components 1.4%
Amphenol, Class A  1,854,032 122,310
TE Connectivity  1,141,900 147,431
269,741
IT Services 7.1%
Accenture, Class A  1,232,352 340,437
Automatic Data Processing  635,604 119,792
Broadridge Financial Solutions  989,100 151,431
Fidelity National Information Services  1,459,547 205,227
Visa, Class A  2,383,198 504,595
1,321,482

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
Semiconductors & Semiconductor Equipment 4.0%
Applied Materials  1,635,800 218,543
Microchip Technology  971,692 150,826
QUALCOMM  560,900 74,370
Texas Instruments  1,598,772 302,152
745,891
Software 5.4%
Microsoft  4,294,232 1,012,451
1,012,451
Technology Hardware, Storage & Peripherals 3.5%
Apple  5,329,040 650,942
650,942
Total Information Technology 4,000,507
MATERIALS 5.7%
Chemicals 3.1%
Air Products & Chemicals  467,318 131,475
Ecolab  89,244 19,104
Linde  591,042 165,575
PPG Industries  348,932 52,431
RPM International  1,061,754 97,522
Sherwin-Williams  145,574 107,435
573,542
Containers & Packaging 2.6%
Avery Dennison  890,550 163,550
Ball  2,615,670 221,652
Sealed Air  2,175,300 99,672
484,874
Total Materials 1,058,416
REAL ESTATE 3.2%
Equity Real Estate Investment Trusts 3.2%
American Tower, REIT  938,852 224,442
Crown Castle International, REIT  841,397 144,830
Equity Residential, REIT  3,062,036 219,333
Total Real Estate 588,605
UTILITIES 4.2%
Electric Utilities 2.0%
American Electric Power  1,305,750 110,597
Eversource Energy  719,911 62,337
NextEra Energy  2,624,349 198,427
371,361

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
Gas Utilities 0.6%
Atmos Energy  1,183,504 116,989
116,989
Multi-Utilities 1.2%
Ameren  1,117,390 90,911
Sempra Energy  1,028,602 136,372
227,283
Water Utilities 0.4%
American Water Works  519,100 77,823
77,823
Total Utilities 793,456
Total Common Stocks (Cost $9,774,771) 18,098,221
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 537,683,528 537,684
Total Short-Term Investments (Cost $537,684) 537,684
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.08% (3)(4) 4,673,895 46,739
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 46,739
Total Securities Lending Collateral (Cost $46,739) 46,739
Total Investments in Securities 100.1%
(Cost $10,359,194) $ 18,682,644
Other Assets Less Liabilities (0.1)% (19,314)
Net Assets 100.0% $ 18,663,330
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Dividend Growth Fund

. . .
. . . .
. . . .
CHF Swiss Franc
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 81
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 81+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 578,797  ¤  ¤ $ 537,684
T. Rowe Price Short-Term Fund,
0.08% 59,013  ¤  ¤ 46,739
Total $ 584,423^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $81 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $584,423.

T. ROWE PRICE Dividend Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Dividend Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Dividend Growth Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Dividend Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F58-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 17,826,196 $ 272,025 $ — $ 18,098,221
Short-Term Investments 537,684 — — 537,684
Securities Lending Collateral 46,739 — — 46,739
Total $ 18,410,619 $ 272,025 $ — $ 18,682,644